THE ADVISORS’ INNER CIRCLE FUND III	DEMZ POLITICAL
CONTRIBUTIONS ETF
DECEMBER 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 99.8%

	Shares	Value
Communication Services — 14.9%
Alphabet, Cl A *	62	$108,664
Electronic Arts	199	28,576
Live Nation Entertainment *	340	24,983
Netflix *	76	41,096
Twitter *	328	17,761
Walt Disney *	679	123,021

		344,101

Consumer Discretionary — 11.3%
CarMax *	284	26,827
Chipotle Mexican Grill, Cl A *	10	13,867
Hasbro	277	25,911
Kohl’s *	427	17,375
PVH *	165	15,492
Ralph Lauren, Cl A *	194	20,125
Starbucks	802	85,798
Tiffany	187	24,581
Ulta Beauty *	58	16,655
Under Armour, Cl C *	1,017	15,133

		261,764

Consumer Staples — 9.9%
Colgate-Palmolive	1,322	113,044
Costco Wholesale	199	74,979
Estee Lauder, Cl A	151	40,195

		228,218

Financials — 12.9%
M&T Bank	874	111,260
Moody’s	292	84,750
Progressive	1,021	100,957

		296,967

Health Care — 9.4%
Agilent Technologies	941	111,499
Henry Schein *	759	50,747
IQVIA Holdings *	309	55,363

		217,609

Industrials — 3.7%
Expeditors International of Washington	885	84,172

Information Technology — 27.3%
Adobe *	168	84,020
Advanced Micro Devices *	268	24,578
Apple	889	117,961
Citrix Systems	185	24,069
Gartner *	261	41,810
International Business Machines	823	103,599
Juniper Networks	1,903	42,837

THE ADVISORS’ INNER CIRCLE FUND III	DEMZ POLITICAL
CONTRIBUTIONS ETF
DECEMBER 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology — continued
NetApp	604	$40,009
NVIDIA	164	85,641
salesforce.com *	185	41,168
Western Digital *	433	23,984

		629,676

Materials — 5.9%
Avery Dennison	593	91,980
International Flavors & Fragrances	395	42,992

		134,972

Utilities — 4.5%
Consolidated Edison	1,433	103,563

Total Common Stock
(Cost $2,035,133)		2,301,042

Total Investments - 99.8%
(Cost $2,035,133)		$2,301,042

Percentages are based on Net Assets of $2,306,731.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of December 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND III	DEMZ POLITICAL
CONTRIBUTIONS ETF
DECEMBER 31, 2020 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”).

The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2020, there were no fair valued securities. In accordance with the authoritative guidance on fair value measurement under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2020, there have been no significant changes to the Fund’s fair valuation methodology.

RAM-QH-001-0100